OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS
Schedule breakdown of other current assets

	2020	2021
Prepaid frequency license fees - current portion (Note 34c.i)	4,554	4,923
Advances	1,339	683
Prepaid salaries	180	185
Prepaid rental	272	170
Others (each below Rp75 billion)	202	401
Total	6,547	6,362